[852111.PARTF]26

Angel Oak Financials Income Fund

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Debt Obligations — 6.96%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (a)(b)	$3,725,000	$3,782,950
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (a)(b)(c)	6,666,000	6,649,335
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 3.370% (3 Month LIBOR USD + 1.360%), 10/12/2038 (b)(d)	1,719,963	1,685,563
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 6.050% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(b)(d)	1,000,000	975,000
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A1, 3.910% (3 Month LIBOR USD + 1.760%), 5/23/2039 (b)(d)	1,932,051	1,917,561
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 4.600% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(b)(d)	2,000,000	1,980,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost — $16,986,334)		16,990,409

Collateralized Loan Obligations — 0.67%
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class ER, 7.253% (3 Month LIBOR USD + 5.250%), 1/18/2029 (b)(d)	2,000,000	1,629,818

TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost — $2,000,000)		1,629,818

	Shares
Common Stocks — 2.42%
Financial — 2.42%
AmeriServ Financial, Inc.	83,800	348,608
Arrow Financial Corp.	11,756	412,871
Atlantic Capital Bancshares, Inc. (e)	15,400	287,210
Central Valley Community Bancorp	12,050	251,002
Chemung Financial Corp.	5,400	229,878
Codorus Valley Bancorp, Inc.	18,017	390,067
Community Financial Corp.	11,207	373,417
Community West Bancshares	30,432	301,885
Eagle Bancorp Montana, Inc.	21,631	411,422
ESSA Bancorp, Inc.	15,300	250,155
Financial Institutions, Inc.	11,828	371,754
First Bank	25,548	269,787
First United Corp.	16,561	387,527
German American Bancorp, Inc.	12,600	416,430
Greene County Bancorp, Inc.	12,976	360,992
Pathfinder Bancorp, Inc.	14,701	191,848
Sandy Spring Bancorp, Inc.	8,230	283,935
Severn Bancorp, Inc.	22,690	188,327
Summit Financial Group, Inc.	7,500	190,950

TOTAL COMMON STOCKS (Cost — $5,941,109)		5,918,065

	Principal Amount
Corporate Obligations — 81.83%
Financial — 80.77%
Allegiance Bancshares, Inc., 4.700% (3 Month LIBOR USD + 3.130%), 10/1/2029 (d)	1,000,000	1,026,449
Allegiance Bank, 5.250% (3 Month LIBOR USD + 3.030%), 12/15/2027 (d)	1,000,000	1,025,183
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (d)	2,960,000	3,047,461
Arbor Realty Trust, Inc., 5.625%, 5/1/2023	3,000,000	3,069,534
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (b)	2,000,000	2,073,171
Atlantic Capital Bancshares, Inc., 6.250% (3 Month LIBOR USD + 4.680%), 9/30/2025 (b)(d)	2,605,000	2,642,165
B. Riley Financial, Inc., 6.500%, 9/30/2026	40,000	1,000,000
B. Riley Financial, Inc., 6.750%, 5/31/2024	63,000	1,643,040
Banc of California, Inc., 5.250%, 4/15/2025	2,000,000	2,011,041
Beal Trust I, 5.541% (6 Month LIBOR USD + 3.625%), 7/30/2037 (d)	2,000	2,026,000
BNC Bancorp, 5.689% (3 Month LIBOR USD + 3.590%), 10/1/2024 (d)	1,200,000	1,202,079
Business Development Corp. of America, 4.750%, 12/30/2022 (b)	2,000,000	2,007,452
Cadence BanCorp, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (d)	2,500,000	2,543,110
CBX Corp., 5.500% (3 Month LIBOR USD + 3.290%), 4/4/2029 (b)(d)	1,000,000	1,007,500
Clear Blue Financial Holdings LLC, 7.000%, 4/15/2025 (b)	4,000,000	4,104,098
ConnectOne Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.930%), 7/1/2025 (d)	2,600,000	2,629,430
ConnectOne Bancorp, Inc., 5.200% (3 Month LIBOR USD + 2.840%), 2/1/2028 (d)	1,950,000	2,004,138

[852111.PARTF]27

Cowen, Inc., 7.250%, 5/6/2024 (b)	3,000,000	3,079,365
Cullen/Frost Capital Trust II, 3.688% (3 Month LIBOR USD + 1.550%), 3/1/2034 (d)	825,000	706,048
Customers Bancorp, Inc., 3.950%, 6/30/2022	1,500,000	1,517,823
Customers Bancorp, Inc., 4.500%, 9/25/2024	1,000,000	1,013,057
Dime Community Bancshares, Inc., 4.500% (3 Month LIBOR USD + 2.660%), 6/15/2027 (d)	650,000	658,486
Enstar Group Ltd., 4.950%, 6/1/2029	3,000,000	3,216,326
FedNat Holding Co., 7.500%, 3/15/2029 (b)	3,000,000	3,067,500
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (d)	2,000,000	2,081,716
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (b)(d)	3,000,000	3,091,913
Fidus Investment Corp., 5.375%, 11/1/2024	80,000	2,021,600
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (d)	2,000,000	2,088,117
FineMark Holdings, Inc., 5.875% (3 Month LIBOR USD + 2.970%), 6/30/2028 (d)	2,000,000	2,044,037
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (d)	2,500,000	2,690,265
First Business Financial Services, Inc., 5.500% (3 Month LIBOR USD + 4.070%), 8/15/2029 (b)(d)	4,000,000	4,048,687
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	500,000	559,327
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (b)(d)	4,500,000	4,559,497
First Paragould Bankshares, Inc., 5.250% (3 Month LIBOR USD + 3.095%), 12/15/2027 (b)(d)	2,250,000	2,296,956
FNB Corp., 4.950% (3 Month LIBOR USD + 2.400%), 2/14/2029 (d)	2,550,000	2,606,661
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (d)	2,000,000	2,065,351
German American Bancorp, Inc., 4.500% (3 Month LIBOR USD + 2.680%), 6/30/2029 (b)(d)	2,250,000	2,271,776
Hanmi Financial Corp., 5.450% (3 Month LIBOR USD + 3.315%), 3/30/2027 (d)	3,500,000	3,604,341
Heritage Commerce Corp., 5.250% (3 Month LIBOR USD + 3.365%), 6/1/2027 (d)	3,000,000	3,064,570
Hildene Collateral Management Co. LLC, 5.500%, 12/28/2042 (b)	1,916,164	2,020,851
Home BancShares, Inc., 5.625% (3 Month LIBOR USD + 3.575%), 4/15/2027 (d)	2,600,000	2,686,258
Independent Bank Corp., 4.750% (3 Month LIBOR USD + 2.190%), 3/15/2029 (b)(d)	1,500,000	1,544,748
Independent Bank Group, Inc., 5.000% (3 Month LIBOR USD + 2.830%), 12/31/2027 (d)	1,750,000	1,791,799
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (d)	2,500,000	2,579,248
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (b)(d)	1,000,000	1,034,496
JPMorgan Chase & Co., 2.753% (3 Month LIBOR USD + 0.500%), 2/1/2027 (d)	4,000,000	3,763,600
Kingstone Cos, Inc., 5.500%, 12/30/2022	4,350,000	4,352,531
Lakeland Bancorp, Inc., 5.125% (3 Month LIBOR USD + 3.970%), 9/30/2026 (d)	2,145,000	2,182,416
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (b)(d)	1,000,000	1,017,403
Luther Burbank Corp., 6.500%, 9/30/2024 (b)	1,000,000	1,068,031
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (d)	500,000	515,148
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.500%, 10/16/2025 (b)	3,500,000	3,587,500
Metropolitan Bancgroup, Inc., 6.500% (3 Month LIBOR USD + 5.545%), 7/1/2026 (b)(d)	1,000,000	1,027,617
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (b)(d)	1,200,000	1,256,309
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (b)	1,000,000	1,043,571
National Bank of Indianapolis Corp., 5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (b)(d)	2,000,000	2,000,000
New York Community Bancorp, Inc., 5.900% (3 Month LIBOR USD + 2.780%), 11/6/2028 (d)	1,500,000	1,598,261
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (b)(d)	4,500,000	4,558,355
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (d)	200,000	202,594
NexBank Capital, Inc., 6.375% (3 Month LIBOR USD + 4.585%), 9/30/2027 (b)(d)	2,500,000	2,605,760
Northpointe Bancshares, Inc., 6.000% (SOFR + 4.905%), 9/30/2029 (b)(d)	1,000,000	1,014,801
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (b)	4,000,000	4,535,166
Orrstown Financial Services, Inc., 6.000% (3 Month LIBOR USD + 3.160%), 12/30/2028 (d)	2,000,000	2,072,020
Pacific Continental Corp., 5.875% (3 Month LIBOR USD + 4.715%), 6/30/2026 (d)	1,500,000	1,530,844
Pacific Premier Bancorp, Inc., 4.875% (3 Month LIBOR USD + 2.500%), 5/15/2029 (d)	3,000,000	3,075,183
Peapack Gladstone Financial Corp., 4.750% (3 Month LIBOR USD + 2.540%), 12/15/2027 (d)	2,250,000	2,290,813
Pinnacle Financial Partners, Inc., 4.125% (3 Month LIBOR USD + 2.775%), 9/15/2029 (d)	2,000,000	2,029,999
Preferred Bank, 6.000% (3 Month LIBOR USD + 4.673%), 6/15/2026 (d)	1,301,000	1,344,914
RBB Bancorp, 6.500% (3 Month LIBOR USD + 5.160%), 3/31/2026 (b)(d)	2,800,000	2,865,930
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (b)	1,000,000	1,066,953
Revere Bank, 5.625% (3 Month LIBOR USD + 4.409%), 9/30/2026 (d)	1,000,000	1,021,720
Sandy Spring Bancorp, Inc., 4.250% (3 Month LIBOR USD + 2.620%), 11/15/2029 (d)(f)	1,250,000	1,258,486
Signature Bank, 4.125% (3 Month LIBOR USD + 2.559%), 11/1/2029 (d)(f)	4,000,000	4,043,025
Silver Queen Financial Services, Inc., 5.500% (3 Month LIBOR USD + 3.338%), 12/1/2027 (b)(d)	3,800,000	3,907,301
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (b)(d)	1,250,000	1,288,674
Southern National Bancorp of Virginia, Inc., 5.875% (3 Month LIBOR USD + 3.950%), 1/31/2027 (b)(d)	1,000,000	1,029,266
Southside Bancshares, Inc., 5.500% (3 Month LIBOR USD + 4.297%), 9/30/2026 (d)	1,000,000	1,032,163

[852111.PARTF]28

Sterling Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.820%), 4/15/2026 (b)(d)	2,000,000	2,055,634
SunTrust Capital I, 2.830% (3 Month LIBOR USD + 0.670%), 5/15/2027 (d)	1,000,000	964,100
SunTrust Capital III, 2.769% (3 Month LIBOR USD + 0.650%), 3/15/2028 (d)	1,500,000	1,415,100
TCF National Bank, 4.125% (3 Month LIBOR USD + 2.375%), 7/2/2029 (d)	2,000,000	2,014,431
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (b)(d)	2,000,000	2,060,756
TIAA FSB Holdings, Inc., 5.750%, 7/2/2025	1,000,000	1,095,626
TIAA FSB Holdings, Inc., 6.000% (3 Month LIBOR USD + 4.704%), 3/15/2026 (d)	1,468,000	1,520,965
Towne Bank, 4.500% (3 Month LIBOR USD + 2.550%), 7/30/2027 (d)	2,500,000	2,530,801
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (b)	2,250,000	2,329,578
United Insurance Holdings Corp., 6.250%, 12/15/2027	3,000,000	3,117,263
USAmeriBancorp, Inc., 6.250% (3 Month LIBOR USD + 4.945%), 4/1/2026 (b)(d)	2,000,000	2,055,434
Wachovia Capital Trust II, 2.501% (3 Month LIBOR USD + 0.500%), 1/15/2027 (d)	3,500,000	3,279,343
Wintrust Financial Corp., 4.850%, 6/6/2029	2,500,000	2,593,799
WT Holdings, Inc., 7.000%, 4/30/2023 (b)	3,000,000	3,039,645
ZAIS Group LLC, 7.000%, 11/15/2023 (b)	1,800,000	1,871,245

		197,202,744

Real Estate Investment Trust — 1.06%
Ready Capital Corp., 7.500%, 2/15/2022	100,000	2,586,000

TOTAL CORPORATE OBLIGATIONS - (Cost — $196,679,409)		199,788,744

	Shares
Preferred Stocks — 0.88%
Financial — 0.88%
TriState Capital Holdings, Inc.	80,000	2,156,000

TOTAL PREFERRED STOCKS (Cost — $2,062,000)		2,156,000

Short-Term Investments — 8.25%
Money Market Funds — 8.25%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 1.73% (g)	20,132,574	20,132,574

TOTAL SHORT-TERM INVESTMENTS (Cost — $20,132,574)		20,132,574

TOTAL INVESTMENTS — 101.01% (Cost — $243,801,426)		246,615,610
Liabilities in Excess of Other Assets — (1.01%)		(2,467,592)

NET ASSETS — 100.00%		$244,148,018

LIBOR	London Inter-Bank Offered Rate
SOFR	Secured Overnight Financing Rate

(a)	Illiquid security. At October 31, 2019, the value of these securities amounted to $13,387,285 or 5.48% of net assets.
(b)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2019, the value of these securities amounted to $104,755,331 or 42.91% of net assets.

(c)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of October 31, 2019.
(d)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of October 31, 2019.
(e)	Non-income producing security.
(f)	Security issued on a when-issued basis. On October 31, 2019, the total value of investments purchased on a when-issued basis was $5,301,511 or 2.17% of net assets.
(g)	Rate disclosed is the seven day yield as of October 31, 2019.

[852111.PARTF]29

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the“Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Pricing Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets
Collateralized Debt Obligations	$—	$16,990,409	$—	$16,990,409
Collateralized Loan Obligations	—	1,629,818	—	1,629,818
Common Stocks	5,918,065	—	—	5,918,065
Corporate Obligations	—	199,788,744	—	199,788,744
Preferred Stocks	—	2,156,000	—	2,156,000
Short-Term Investments	20,132,574	—	—	20,132,574

Total	$26,050,639	$220,564,971	$—	$246,615,610

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2019, the Fund did not recognize any transfers to or from Level 3.